Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of Earnings Per Share Anti-Diluted

The following financial instruments were not included in the diluted loss per share calculation as of March 31, 2017 and 2016 because their effect was anti-dilutive:

	As of March 31,
	2017	2016
Warrants to purchase Common Stock	105,610,725	29,203,352
Convertible notes	-	4,833,333
Series B Preferred Stock	225,848,200	-
Total	331,458,925	34,036,685

The following financial instruments were not included in the diluted loss per share calculation as of December 31, 2016 and 2015 because their effect was anti-dilutive:

	As of December 31,
	2016	2015
Warrants to purchase common stock	268,788,732	486,723
Convertible notes	50,198,041	80,555
Favored Nations	108,747,774	-
Total	427,734,547	567,278